                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number         811-05506
                                   --------------------------


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)


               C/O U.S. BANK ONE FEDERAL STREET, BOSTON, MA 02110
           -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                               DIANA J. KENNEALLY
                        US BANK CORPORATE TRUST SERVICES
                      ONE FEDERAL STREET, BOSTON, MA 02110
                     ---------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 617-603-6406
                                                    ----------------

Date of fiscal year end: NOVEMBER 30
                         ---------------------

Date of reporting period:  JUNE 1, 2004 -- AUGUST 31, 2004
                          ---------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2004

                          (Dollar Amounts in Thousands)
                                 (unaudited)


Outstanding                                                            Stated                           Internal
 Principal                                                            Interest           Maturity        Rate of        Amortized
  Balance               Description                                    Rate %              Date        Return % (A)       Cost
  -------               -----------                                    ------              ----        ------------       ----

           COLLEGE AND UNIVERSITY LOANS (89.8%)
            ---------- ALABAMA --------
     $75   Alabama Agricultural and Mechanical University           3.000-3.750         07/01/2005         10.25          $66
   1,465   Alabama Agricultural and Mechanical University              3.000            05/01/2018         10.27          954
   1,745   Auburn University                                           3.000            12/01/2018          9.16        1,160
     145   Huntingdon College                                          3.000            10/01/2008         10.60          123
     280   Talladega College                                           3.000            12/01/2012         10.24          205
   1,050   University of Alabama in Birmingham                         3.000            11/01/2008          7.97          944
            ---------- ARKANSAS --------
      78   University of Central Arkansas                              3.000            04/01/2005         10.69           73
            ---------- CALIFORNIA --------
     158   Azusa Pacific University                                    3.750            04/01/2015         10.88          111
     485   California Polytechnic State University                     3.000            11/01/2007         10.05          431
     140   California State University                                 3.000            11/01/2006          8.75          130
     905   California State University                                 3.000            11/01/2013          8.93          704
   2,178   California State University                                 3.000            11/01/2019          8.99        1,478
     405   Chapman College                                             3.000            10/01/2013         10.65          293
     107   Chapman College                                             3.000            11/01/2005         10.63          101
     112   Chapman College                                             3.000            11/01/2007         10.57           99
      24   Gavilan College                                             3.000            04/01/2006         10.59           22
     379   Lassen Junior College District                              3.000            04/01/2020         10.27          235
     232   Occidental College                                          3.000            10/01/2019         10.41          145
     365   San Diego State University                                  3.000            11/01/2006         10.04          335
   1,325   University Student Co-Operative Association                 3.000            04/01/2019         10.70          839
     250   West Valley College                                         3.000            04/01/2009         10.50          207
            ---------- COLORADO --------
     230   Fort Lewis College                                          3.000            10/01/2006         10.09          210
     375   Regis College (Denver)                                      3.000            11/01/2012         10.47          282
            ---------- DELAWARE --------
     150   Wesley College                                              3.375            05/01/2013         10.88          113
     500   University of Delaware                                      3.000            11/01/2006          9.08          464
     534   University of Delaware                                      3.000            12/01/2018          8.81          361
            ---------- FLORIDA --------
     240   Embry-Riddle Aeronautical University                        3.000            09/01/2007         10.64          210
     100   Florida Atlantic University                                 3.000            07/01/2006         10.18           87
     116   Florida Institute of Technology                             3.000            11/01/2009         10.53           96
     355   Florida State University                                    3.000            01/01/2009          9.40          304
     180   Nova University                                             3.000            12/01/2007         10.04          153
      58   Stetson University                                          3.000            01/01/2006         11.25           52
     255   University of Central Florida                               3.000            10/01/2007         10.08          226
   1,590   University of Florida                                       3.000            07/01/2014         10.15        1,101
     140   University of South Florida                                 3.750            07/01/2005         10.30          124



Outstanding                                                            Stated                           Internal
 Principal                                                            Interest           Maturity        Rate of        Amortized
  Balance               Description                                    Rate %              Date        Return % (A)       Cost
  -------               -----------                                    ------              ----        ------------       ----

            ---------- GEORGIA --------
    $121   Emmanuel College                                            3.000            11/01/2013         10.45          $88
     103   Georgia Education Authority Board of Regents
             of the University System of Georgia                       3.375            01/01/2003         10.60          103
     165   LaGrange College                                            3.000            03/01/2009         11.06          133
     348   Mercer University                                           3.000            05/01/2014         10.58          250
     510   Morehouse College                                           3.000            07/01/2010         10.50          381
      81   Morris Brown College                                        3.750            05/01/2007         11.12           72
   1,205   Morris Brown College                                    2.750-3.750          05/01/2018         10.89          794
     743   Paine College                                               3.000            10/01/2016         10.45          500
            ---------- ILLINOIS --------
     585   Concordia College                                           3.000            05/01/2019         10.65          360
     132   Kendall College                                             3.000            10/01/2008         10.59          112
     100   Knox College                                                3.000            04/01/2006         11.15           90
     960   Sangamon State University                                   3.000            11/01/2018         10.12          636
            ---------- INDIANA --------
      70   Anderson University                                         3.000            03/01/2006         11.19           63
      23   Purdue University                                           3.000            07/01/2005          9.26           20
     197   Taylor University                                           3.000            10/01/2012         10.50          148
     611   Taylor University                                           3.000            10/01/2013         10.49          447
   3,190   Vincennes University                                        3.000            06/01/2023          9.02        1,934
            ---------- IOWA --------
      47   NIACC Dormitories, Inc.                                     3.000            10/01/2012         10.27           36
     238   Simpson College                                             3.000            07/01/2016         10.58          153
      37   Waldorf College                                             3.000            07/01/2005         10.77           32
     100   Wartburg College                                            3.750            04/01/2011         11.00           78
            ---------- KANSAS --------
      80   Fort Hays State University                                  3.000            10/01/2007         10.08           71
      45   Hesston College                                             3.000            04/01/2006         11.14           41
            ---------- KENTUCKY --------
     269   Georgetown College                                          3.000            12/01/2008         10.04          222
     520   Georgetown College                                          3.000            12/01/2009         10.05          417
     156   Spalding University                                         3.000            09/01/2007         10.66          139
     302   Transylvania University                                     3.000            11/01/2010         10.51          242
            ---------- LOUISIANA --------
     100   Dillard University                                          3.000            04/01/2008         11.09           87
      38   Louisiana State University                                  3.000            07/01/2005          8.84           34
      65   Louisiana State University                                  3.000            07/01/2006          8.87           58
            ---------- MARYLAND --------
     221   Hood College                                                3.625            11/01/2014         10.54          163
   1,660   Morgan State University                                     3.000            11/01/2014         10.56        1,176



Outstanding                                                            Stated                           Internal
 Principal                                                            Interest           Maturity        Rate of        Amortized
  Balance               Description                                    Rate %              Date        Return % (A)       Cost
  -------               -----------                                    ------              ----        ------------       ----

            ---------- MASSACHUSETTS --------
     $32   Becker Junior College                                       3.000            04/01/2005         11.21          $30
     188   Brandeis University                                         3.000            11/01/2011         10.64          145
     750   College of the Holy Cross                                   3.625            10/01/2013         10.60          569
     325   College of the Holy Cross                                   3.000            10/01/2006         10.63          296
     265   Hampshire College                                           3.000            07/01/2013         10.75          187
     970   Hampshire College                                           3.000            02/01/2014         10.70          676
   2,436   Northeastern University                                     3.000            05/01/2018         10.53        1,571
     318   Springfield College                                         3.500            05/01/2013         10.67          241
      15   Springfield College                                         3.000            05/15/2005         10.11           15
   1,985   Tufts University                                            3.000            10/01/2021         10.39        1,185
     580   Wheaton College                                             3.500            04/01/2013         10.70          429
      17   Wheelock College                                            3.000            05/01/2011         10.23           13
            ---------- MICHIGAN --------
      87   Albion College                                              3.000            10/01/2009         10.56           72
      66   Concordia College                                           3.000            04/01/2009         11.05           55
     120   Harper Grace Hospital                                       3.625            04/01/2005         11.26          113
   1,100   Mercy College of Detroit                                    3.625            10/01/2013         10.59          821
     750   University of Michigan                                      3.750            10/01/2005          9.51          716
            ---------- MINNESOTA --------
     324   College of Saint Thomas                                     3.000            11/01/2009         10.53          268
      64   College of Santa Fe                                         3.000            10/01/2005         10.66           61
     491   College of Santa Fe                                         3.000            10/01/2018         10.43          318
     367   MacAlester College                                          3.000            05/01/2020         10.46          228
            ---------- MISSISSIPPI --------
   1,309   Hinds Junior College                                        3.000            04/01/2013         10.42          979
     496   Millsaps College                                            3.000            11/01/2021         10.34          297
   1,290   Mississippi State University                                3.000            12/01/2020          9.64          800
            ---------- MISSOURI --------
      94   Central Missouri State University                           3.625            07/01/2004         10.29           94
     475   Central Missouri State University                           3.000            07/01/2007         10.18          418
     209   Drury College                                               3.000            04/01/2015         10.63          146
     304   Drury College                                               3.000            10/01/2010         10.75          241
     391   Southeast Missouri State University                         3.000            04/01/2007         10.58          349
            ---------- MONTANA --------
     250   Carroll College                                             3.750            06/01/2014         10.46          176
     131   Carroll College                                             3.000            06/01/2018         10.15           83
            ---------- NEBRASKA --------
      16   Midland Lutheran College                                    3.000            04/01/2005         11.20           15
            ---------- NEW HAMPSHIRE --------
     119   New England College                                         3.000            04/01/2016         10.77           79



Outstanding                                                            Stated                           Internal
 Principal                                                            Interest           Maturity        Rate of        Amortized
  Balance               Description                                    Rate %              Date        Return % (A)       Cost
  -------               -----------                                    ------              ----        ------------       ----

            ---------- NEW JERSEY --------
  $1,350   Fairleigh Dickinson University                              3.000            11/01/2017         10.39         $889
     475   Newark Beth Israel Hospital                                 3.625            01/01/2014         11.06          336
   1,350   Rider College                                               3.625            11/01/2013         10.42        1,019
     342   Rider College                                               3.000            05/01/2017         10.70          222
     520   Rutgers, The State University                               3.750            05/01/2016          9.19          388
     257   Seton Hill College                                          3.625            11/01/2014         10.53          188
            ---------- NEW YORK --------
     772   College of Saint Rose                                       3.000            05/01/2022         10.43          455
     470   Daemen College                                              3.000            04/01/2016         10.77          311
     377   Dowling College                                             3.000            10/01/2010         10.75          300
     853   D'Youville College                                          3.000            04/01/2018         10.90          533
   1,384   Hofstra University                                          3.000            11/01/2012         10.61        1,038
     127   Long Island University                                      3.750            05/01/2005         11.22          120
     123   Long Island University                                      3.000            11/01/2009         10.69          101
     429   Long Island University                                      3.000            11/01/2009         10.69          353
     395   Long Island University                                      3.625            06/01/2014         10.49          277
      21   Long Island University                                      3.750            10/01/2004         10.79           21
     659   Memorial Hospital for Cancer and Allied Diseases            3.375            04/01/2012         10.68          504
      85   SUNY, Mohawk Valley Community College                       3.000            04/01/2005         10.26           80
     309   Utica College                                               3.000            11/01/2009         10.53          255
            ---------- NORTH CAROLINA --------
     137   Catawba College                                             3.000            12/01/2009         10.27          109
     310   Elizabeth City State University                             3.000            10/01/2017         10.02          209
     196   High Point College                                          3.000            12/01/2010         10.26          151
      69   Lenoir Rhyne College                                        3.000            12/01/2006         10.04           61
     105   North Carolina State University                             3.625            09/01/2004          7.97          103
      18   Saint Mary's College                                        3.000            03/01/2005         11.25           17
     342   Saint Mary's College                                        3.000            06/01/2020         10.14          209
     202   University of North Carolina                                3.000            11/01/2005          8.81          195
     280   University of North Carolina                                3.000            01/01/2008          9.50          241
      19   University of North Carolina                                3.000            01/01/2007          9.50           17
            ---------- OHIO --------
      51   Rio Grande College                                          3.000            03/30/2009         10.93           42
     194   University of Steubenville                                  3.125            04/01/2010         10.98          153
     570   Wittenberg University                                       3.000            05/01/2015         10.76          388
     193   Wittenberg University                                       3.000            11/01/2017         10.39          127
      24   Wooster Business College                                    3.000            03/30/2009         10.88           20
            ---------- OKLAHOMA --------
     895   Cameron University                                          3.000            04/01/2007         10.16          792
     400   Langston University                                         3.000            04/01/2007         10.56          351
      40   Southern Nazarene University                                3.750            04/01/2005         11.27           38



Outstanding                                                            Stated                           Internal
 Principal                                                            Interest           Maturity        Rate of        Amortized
  Balance               Description                                    Rate %              Date        Return % (A)       Cost
  -------               -----------                                    ------              ----        ------------       ----

            ---------- OREGON --------
    $621   George Fox College                                          3.000            07/01/2018         10.64         $392
      67   Linfield College                                            3.000            10/01/2017         10.44           44
            ---------- PENNSYLVANIA --------
     408   Albright College                                            3.000            11/01/2015         10.23          291
     145   Carnegie-Mellon University                                  3.000            05/01/2009         10.73          119
     795   Carnegie-Mellon University                                  3.000            11/01/2017         10.51          522
     880   Drexel University                                           3.500            05/01/2014         10.53          644
     490   Gannon University                                           3.000            11/01/2011         10.49          380
     172   Gannon University                                           3.000            12/01/2022         10.13           99
     175   Lycoming College                                            3.625            05/01/2014         10.64          127
     245   Lycoming College                                            3.750            05/01/2015         10.62          175
     162   Moravian College                                            3.375            11/01/2012         10.52          124
   2,001   Philadelphia College of Art                                 3.000            01/01/2022         10.62        1,138
     445   Saint Vincent College                                       3.500            05/01/2013         10.86          328
     935   Villanova University                                        3.000            04/01/2019         10.70          573
     292   York Hospital                                               3.000            05/01/2020         10.64          177
            ---------- RHODE ISLAND --------
      70   Rhode Island College                                        3.000            10/01/2005         10.09           66
            ---------- SOUTH CAROLINA --------
      22   Benedict College                                            3.750            11/01/2004         10.75           22
     332   Benedict College                                            3.000            11/01/2006         10.61          306
   1,532   Benedict College                                            3.000            11/01/2020         10.36          940
      40   Clemson University                                          3.000            07/01/2005          9.51           35
      85   Coker College                                               3.000            12/01/2009         10.04           68
     368   Morris College                                              3.000            11/01/2009         10.53          304
            ---------- SOUTH DAKOTA --------
     145   Dakota Wesleyan University                                  3.000            10/01/2015         10.46          100
            ---------- TENNESSEE --------
     243   Cumberland University                                       3.000            08/01/2017         10.52          151
     161   Hiwassee College                                            3.000            09/15/2018         10.58          102
            ---------- TEXAS --------
     280   Houston Tillotson College                                   3.500            04/01/2014         10.90          200
     225   McLennan Community College                                  3.000            04/01/2006         10.49          205
     268   Southern Methodist University                               3.000            10/01/2007         10.61          236
   1,830   Southwest Texas State University                            3.000            10/01/2015          9.51        1,319
   1,397   Stephen F. Austin State University                      3.375-3.500          10/01/2012          9.57        1,103
     346   Texas A & I University                                      3.000            07/01/2009          9.57          280
     350   Texas Southern University                                   3.500            04/01/2013         10.45          261
     546   University of Saint Thomas                                  3.000            10/01/2019         10.41          341



Outstanding                                                            Stated                           Internal
 Principal                                                            Interest           Maturity        Rate of        Amortized
  Balance               Description                                    Rate %              Date        Return % (A)       Cost
  -------               -----------                                    ------              ----        ------------       ----

            ---------- VERMONT --------
    $111   Champlain College                                           3.000            12/01/2013         10.19          $79
   1,361   Saint Michael's College                                     3.000            05/01/2013         10.60        1,006
     210   Vermont State College                                       3.000            06/01/2008          9.02          176
     181   Vermont State College                                       3.000            07/01/2014          9.30          130
            --------- VIRGINIA --------
     880   James Madison University                                    3.000            06/01/2009         10.49          691
     368   Lynchburg College                                           3.750            05/01/2015         10.64          266
     510   Lynchburg College                                           3.000            05/01/2018         10.68          325
     273   Mary Baldwin College                                        3.375            05/01/2012         10.68          209
     475   Marymount University                                        3.000            05/01/2016         10.52          319
   2,360   Norfolk State University                                    3.000            12/01/2021          9.77        1,415
     180   Randolph-Macon College                                      3.000            05/01/2010         10.72          146
     363   Saint Paul's College                                        3.000            11/01/2014         10.56          257
   1,572   Virginia Commonwealth University                            3.000            06/01/2011         10.01        1,182
     195   Virginia Wesleyan College                                   3.000            11/01/2009         10.54          164
     128   Virginia Wesleyan College                                   3.000            11/01/2010         10.51          103
            ---------- WASHINGTON --------
     145   Olympic Community College                                   3.000            10/01/2008         10.07          128
     282   Seattle University                                          3.000            11/01/2008         10.55          241
     110   Western Washington University                               3.625            10/01/2004         10.18          108
     140   Western Washington University                               3.750            10/01/2005         10.19          133
            ---------- WEST VIRGINIA --------
     211   Bethany College                                             3.375            11/01/2012         10.54          164
     230   Bethany College                                             3.000            11/01/2017         10.40          152
     363   Bethany College                                             3.000            11/01/2012         10.40          273
      40   Wheeling College                                            3.000            11/01/2007         10.59           35
            ---------- WISCONSIN --------
     324   Carroll College                                             3.750            03/01/2015         10.93          227
     435   Marian College                                              3.000            10/01/2016         10.45          294
     144   Saint Norbert College                                       3.000            04/01/2007         11.10          126
            ---------- DISTRICT OF COLUMBIA --------
   2,399   Georgetown University                                       3.000            11/01/2020         10.36        1,472
   6,205   Georgetown University                                       4.000            11/01/2020         10.52        4,060
     209   Georgetown University                                       3.000            05/01/2005         10.86          201



Outstanding                                                            Stated                           Internal
 Principal                                                            Interest           Maturity        Rate of        Amortized
  Balance               Description                                    Rate %              Date        Return % (A)       Cost
  -------               -----------                                    ------              ----        ------------       ----

            ---------- PUERTO RICO --------
     $55   Inter American University of Puerto Rico                    3.000            09/01/2007         10.66          $49
   1,860   Inter American University of Puerto Rico                    3.000            01/01/2017         10.94        1,192
   1,069   University of Puerto Rico, Rio Piedras Campus               3.000            06/01/2011          9.39          823
--------                                                                                                              --------
  99,886   Total College and University Loans                                                                          71,135
--------                                                                                                              --------

           Allowance for Loan Losses                                                                                    1,432
                                                                                                                      --------

           Net Loans of the Trust                                                                                      69,703
                                                                                                                      --------

           INVESTMENT AGREEMENTS (10.2%)
   1,817   JPMorgan Chase Bank - Liquidity Fund                        7.750            06/01/2018         7.750         1,817
   6,062   JPMorgan Chase Bank - Revenue Fund                          7.050            06/01/2018         7.050         6,062
--------                                                                                                              --------
   7,879   Total Investment Agreements                                                                                   7,879
--------                                                                                                               -------
$107,765   Total Investments (100.0%)                                                                                  $77,582
========                                                                                                               =======

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

ITEM 2. CONTROLS AND PROCEDURES

         (a)      Not applicable to the registrant.

         (b)      Not applicable to the registrant.

ITEM 3. EXHIBITS

The following exhibits are attached to this Form N-Q:

         1) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

         2) Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

         3)       Attestation Report of Independent Accountants,
                  PricewaterhouseCoopers, LLP, is attached.

         4) GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
             ------------------------------------------------------------------

By (Signature and Title)*  /s/ DIANA J. KENNEALLY     ASSISTANT VICE PRESIDENT
                          -----------------------------------------------------

Date         OCTOBER 29, 2004
     --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ DIANA J. KENNEALLY    ASSISTANT VICE PRESIDENT
                          -----------------------------------------------------

Date         OCTOBER 29, 2004
     --------------------------------


* Print the name and title of each signing officer under his or her signature.